SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Official Exchange Rate
	Six months ended June 30,		Year ended December 31,
	2012	2011	2011	2010	2009
Official exchange rate of NIS 1 to US dollar	0.255	0.293	0.262	0.282	0.265

Schedule of Property and Equipment, Rates of Depreciation
%
Computers	33
Furniture and office equipment	7-15
Leasehold improvements	Shorter of lease term and 10 years